Expense Example - Calamos Nasdaq-100 Structured Alt Protection ETF - June - Calamos Nasdaq-100 Structured Alt Protection ETF - June	May 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221